UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period ________________ to ________________

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period ________________ to ________________

Date of Report (Date of earliest event reported):

January 13, 2012

Ford Motor Credit Company LLC	1

(Exact name of securitizer as specified in its charter)

1-6368	0000038009
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Susan J. Thomas, Associate General Counsel, (313) 594-9876

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☒2

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

[1]

Ford Motor Credit Company LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period in the auto loan, auto lease and floorplan finance asset classes, including asset-backed securities registered by the following affiliated registrants: (i) auto loan – Ford Credit Auto Receivables Two LLC (Commission File Number 333-54664; Central Index Key Number 0001129987); (ii) auto lease – Ford Credit Auto Lease Two LLC (Commission File Number 333-173928; Central Index Key Number 0001519881); and (iii) floorplan finance – Ford Credit Floorplan Corporation (Commission File Number 033-39027; Central Index Key Number 0000872471) and Ford Credit Floorplan LLC (Commission File Number 333-57305; Central Index Key Number 0001061198).

[2]	Ford Motor Credit Company LLC, as securitizer, requested but was unable to obtain information with respect to investor demands made upon the relevant trustees prior to July 22, 2010. As a result, the disclosures in this Form do not contain investor demands, if any, made upon a trustee prior July 22, 2010.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FORD MOTOR CREDIT COMPANY LLC (Securitizer)

By:	/s/ Scott D. Krohn
Name: Scott D. Krohn
Title: Assistant Treasurer

Date: January 13, 2012